Taxes (Details Narrative) - CNY (¥)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Tax rate	(0.93%)	7.50%	1.00%
Effective tax rates	0.00%	3.60%
Unrecognized uncertain tax positions	¥ 0	¥ 0
Interest and penalties	¥ 0	¥ 0
HONG KONG
Tax rate	16.50%
SINGAPORE
Income tax, description	Fe-da Electronics is incorporated in Singapore and is subject to Singapore Profits Tax on the taxable income as reported in its statutory financial statements adjusted in accordance with relevant Singapore tax laws. The applicable tax rate is 17% in Singapore, with 75% of the first SGD 10,000 (approximately RMB 49,000) taxable income and 50% of the next SGD 190,000 (approximately RMB 937,000) taxable income are exempted from income tax.
VAT rate	7.00%
CHINA
Income tax, description	Korgas 233, Korgas Weidong and Kashi Guoyu were formed and registered in Korgas and Kashi in Xinjiang Provence, China in 2017, 2020 and 2021. These companies are not subject to income tax for 5 years and can obtain another two years of tax exempt status and three years at reduced income tax rate of 12.5% after the 5 years due to the local tax policies to attract companies in various industries.
VAT rate	13.00%